SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Balance at beginning of year	¥ 33,363	¥ 12,504	¥ 13,089
Allowance for credit losses	37,098	21,233	24,045
Write-offs	(72)	(374)	(24,630)
Balance at end of year	¥ 70,389	¥ 33,363	¥ 12,504